Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
The Hartford Small Cap Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford Small Cap Growth Fund Summary Section
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	YOUR EXPENSES.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Please contact your financial intermediary for more information regarding whether you may be required to pay a brokerage commission or other fees. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 92 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000in certain classes of Hartford mutual funds or in The Hartford® SMART529® College Savings Plan.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:•Your investment has a 5% return each year•The Fund’s operating expenses remain the same (except that the example reflects the fee waiver and/or expense reimbursement arrangement reflected in the table above for only the first year)•You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks its investment objective by investing primarily in common stocks of small capitalization companies that the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), believes have superior growth potential. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies. Wellington Management uses fundamental research designed to identify issuers with improving quality metrics, business momentum and attractive relative valuations. The investment process is aided by a proprietary screening tool that helps to identify companies with these characteristics. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2022, this range was approximately $6.07 million to $8.05 billion. The market capitalization range of these indices changes over time.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.Market Risk – Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets, or as a result of other events such as geopolitical events, natural disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments.Equity Risk – The risk that the price of equity or equity related securities may decline due to changes in a company’s financial condition and overall market and economic conditions.Small Cap Securities Risk – Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.Growth Investing Style Risk – If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.Active Investment Management Risk – The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. Although the sub-adviser considers several factors when making investment decisions, the sub-adviser may not evaluate every factor prior to investing in a company or issuer, and the sub-adviser may determine that certain factors are more significant than others.Volatility Risk – The Fund’s investments may fluctuate in value over a short period of time. This may cause the Fund’s net asset value per share to experience significant changes in value over short periods of time.Sector Risk – To the extent the Fund invests more heavily in a particular sector or sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, from the broader market.Securities Lending Risk – The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.Large Shareholder Transaction Risk – The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and “More Information About Risks” in the Fund’s statutory prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:•Assume reinvestment of all dividends and distributions•Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.The bar chart:•Shows how the Fund’s total return has varied from year to year•Returns do not include sales charges. If sales charges were reflected, returns would have been lower•Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	 The performance information indicates the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hartfordfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return31.64%December 31, 2020Worst Quarter Return-26.76%March 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2022 (including sales charges)
The Hartford Small Cap Growth Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Year 1	rr_ExpenseExampleYear01	$ 670
Year 3	rr_ExpenseExampleYear03	925
Year 5	rr_ExpenseExampleYear05	1,199
Year 10	rr_ExpenseExampleYear10	$ 1,978
2013	rr_AnnualReturn2013	43.91%
2014	rr_AnnualReturn2014	6.71%
2015	rr_AnnualReturn2015	(1.30%)
2016	rr_AnnualReturn2016	11.68%
2017	rr_AnnualReturn2017	19.61%
2018	rr_AnnualReturn2018	(12.41%)
2019	rr_AnnualReturn2019	35.29%
2020	rr_AnnualReturn2020	31.75%
2021	rr_AnnualReturn2021	3.31%
2022	rr_AnnualReturn2022	(29.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.76%)
The Hartford Small Cap Growth Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.98%	[2]
Year 1	rr_ExpenseExampleYear01	$ 301
Year 3	rr_ExpenseExampleYear03	621
Year 5	rr_ExpenseExampleYear05	1,068
Year 10	rr_ExpenseExampleYear10	2,306
Year 1	rr_ExpenseExampleNoRedemptionYear01	201
Year 3	rr_ExpenseExampleNoRedemptionYear03	621
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,068
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,306
The Hartford Small Cap Growth Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%	[2]
Year 1	rr_ExpenseExampleYear01	$ 91
Year 3	rr_ExpenseExampleYear03	284
Year 5	rr_ExpenseExampleYear05	493
Year 10	rr_ExpenseExampleYear10	$ 1,096
The Hartford Small Cap Growth Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.52%	[2]
Year 1	rr_ExpenseExampleYear01	$ 155
Year 3	rr_ExpenseExampleYear03	480
Year 5	rr_ExpenseExampleYear05	829
Year 10	rr_ExpenseExampleYear10	$ 1,813
The Hartford Small Cap Growth Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.22%	[2]
Year 1	rr_ExpenseExampleYear01	$ 124
Year 3	rr_ExpenseExampleYear03	387
Year 5	rr_ExpenseExampleYear05	670
Year 10	rr_ExpenseExampleYear10	$ 1,477
The Hartford Small Cap Growth Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.92%	[2]
Year 1	rr_ExpenseExampleYear01	$ 94
Year 3	rr_ExpenseExampleYear03	293
Year 5	rr_ExpenseExampleYear05	509
Year 10	rr_ExpenseExampleYear10	$ 1,131
The Hartford Small Cap Growth Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%	[2]
Year 1	rr_ExpenseExampleYear01	$ 83
Year 3	rr_ExpenseExampleYear03	259
Year 5	rr_ExpenseExampleYear05	450
Year 10	rr_ExpenseExampleYear10	$ 1,002
The Hartford Small Cap Growth Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%	[2]
Year 1	rr_ExpenseExampleYear01	$ 89
Year 3	rr_ExpenseExampleYear03	286
Year 5	rr_ExpenseExampleYear05	500
Year 10	rr_ExpenseExampleYear10	$ 1,116
The Hartford Small Cap Growth Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
Year 1	rr_ExpenseExampleYear01	$ 82
Year 3	rr_ExpenseExampleYear03	255
Year 5	rr_ExpenseExampleYear05	444
Year 10	rr_ExpenseExampleYear10	$ 990
The Hartford Small Cap Growth Fund | After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(33.00%)
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
10 Years	rr_AverageAnnualReturnYear10	5.97%
The Hartford Small Cap Growth Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(33.00%)
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10	8.14%
The Hartford Small Cap Growth Fund | Return Before Taxes | Class C
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(30.34%)
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	8.01%
The Hartford Small Cap Growth Fund | Return Before Taxes | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(28.83%)
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	9.12%
The Hartford Small Cap Growth Fund | Return Before Taxes | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.26%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	8.48%
The Hartford Small Cap Growth Fund | Return Before Taxes | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.06%)
5 Years	rr_AverageAnnualReturnYear05	2.77%
10 Years	rr_AverageAnnualReturnYear10	8.82%
The Hartford Small Cap Growth Fund | Return Before Taxes | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(28.84%)
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	9.15%
The Hartford Small Cap Growth Fund | Return Before Taxes | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(28.77%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.19%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.24%	[3]
The Hartford Small Cap Growth Fund | Return Before Taxes | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(28.82%)
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	9.23%
The Hartford Small Cap Growth Fund | Return Before Taxes | Class F
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(28.77%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.19%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.18%	[3]
The Hartford Small Cap Growth Fund | After Taxes on Distributions and Sale of Fund Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.54%)
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	6.39%
The Hartford Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.36%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	9.20%

[1]	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
[2]	Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class Y as follows: 0.07%. This contractual arrangement will remain in effect until February 29, 2024 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.
[3]	Class R6 shares commenced operations on November 7, 2014 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.